Earnings Per Share - Earnings Per Share (EPS), Basic and Diluted (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic EPS
Net income (loss) attributable to parent company	$ (500)	$ (1,158)	$ 650
Weighted average shares outstanding	889,541,922	886,699,953	883,619,377
Basic EPS	$ (0.56)	$ (1.31)	$ 0.74
Diluted EPS
Net income (loss) attributable to parent company	(500)	(1,158)	650
Convertible debt interest	0		5
Net income (loss) attributable to parent company adjusted	$ (500)	$ (1,158)	$ 655
Weighted average shares outstanding	889,541,922	886,699,953	883,619,377
Dilutive effect of unvested shares			3,771,729
Dilutive effect of convertible debt			17,073,640
Number of shares used in calculating diluted EPS	889,541,922	886,699,953	904,464,746
Diluted EPS	$ (0.56)	$ (1.31)	$ 0.72